SUPPLEMENTAL CASH FLOW INFORMATION	12 Months Ended
Dec. 31, 2024
Text block [abstract]
SUPPLEMENTAL CASH FLOW INFORMATION
12.	SUPPLEMENTAL CASH FLOW INFORMATION
a)   The Company did not have any cash equivalents as at December 31, 2024 and December 31, 2023.
b)   Schedule of
non-cash
investing and financing activities:

	For the year ended December 31,

	2024	2023
Capitalized share-based payments	$ 6,911	$ 6,867
Exploration and evaluation asset expenditures included in accounts payable and accrued liabilities	(5,877)	10,929
Interest expense included in accounts payable and accrued liabilities	1,931	773
Issuance of 2024 Debentures	330,916	-
Purchase of U 3 O 8 strategic inventory	(341,150)	-